LONG-TERM DEBT - Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Expense [Abstract]
Capitalized interest	$ (294)	$ (186)	$ (124)
Amortization and other financial charges	43	55	48
Interest expense	2,228	2,333	2,265
Interest payments, net of interest capitalized	2,203	2,295	2,156
Short-term debt
Interest Expense [Abstract]
Interest on debt	46	106	73
Long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest on debt	1,963	1,931	1,877
Junior subordinated notes
Interest Expense [Abstract]
Interest on debt	$ 470	$ 427	$ 391